Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 7.6%
34,705		Ampol Ltd.	$641,935	0.0
171,833		APA Group - Stapled Security	1,057,282	0.1
87,941		Aristocrat Leisure Ltd.	1,854,382	0.1
28,250		ASX Ltd.	1,300,162	0.1
268,070		Aurizon Holdings Ltd.	592,879	0.0
435,390		Australia & New Zealand Banking Group Ltd.	6,373,609	0.4
874,585	(1),(2)	BGP Holdings PLC	–	–
454,001		BHP Group Ltd. Australian	11,285,653	0.6
284,702		BHP Group Ltd. British	7,089,413	0.4
71,392		BlueScope Steel Ltd.	693,336	0.0
209,494		Brambles Ltd.	1,532,547	0.1
9,598		Cochlear Ltd.	1,192,244	0.1
194,977		Coles Group Ltd.	2,055,526	0.1
249,000		Commonwealth Bank of Australia	14,485,614	0.8
79,131		Computershare Ltd.	1,262,150	0.1
70,291		CSL Ltd.	12,783,665	0.7
156,639		Dexus	779,212	0.0
8,824		Domino's Pizza Enterprises Ltd.	290,721	0.0
195,621	(3)	Endeavour Group Ltd./Australia	879,151	0.1
266,949		Evolution Mining Ltd.	348,256	0.0
247,109		Fortescue Metals Group Ltd.	2,652,811	0.1
245,353		Goodman Group	2,479,745	0.1
278,974		GPT Group	686,605	0.0
30,401	(3)	IDP Education Ltd.	510,692	0.0
359,003		Insurance Australia Group Ltd.	1,062,028	0.1
100,314		Lendlease Corp., Ltd. - Stapled Security	573,511	0.0
324,149	(2)	Lottery Corp. Ltd./The	868,705	0.1
53,183		Macquarie Group Ltd.	5,188,562	0.3
401,077		Medibank Pvt Ltd.	896,475	0.1
24,848		Mineral Resources Ltd.	1,042,984	0.1
574,188		Mirvac Group	715,270	0.0
468,392		National Australia Bank Ltd.	8,672,626	0.5
130,326		Newcrest Mining Ltd.	1,430,879	0.1
169,682		Northern Star Resources Ltd.	849,650	0.0
65,472	(3)	Orica Ltd.	557,404	0.0
256,493		Origin Energy Ltd.	851,038	0.0
134,590	(2),(3)	Qantas Airways Ltd.	431,917	0.0
216,440		QBE Insurance Group Ltd.	1,605,913	0.1
26,666		Ramsay Health Care Ltd.	978,846	0.1
7,696		REA Group Ltd.	560,166	0.0
32,927	(3)	Reece Ltd.	295,888	0.0
54,169		Rio Tinto Ltd.	3,276,822	0.2
469,515		Santos Ltd.	2,168,953	0.1
757,389		Scentre Group	1,237,486	0.1
48,966		Seek Ltd.	595,123	0.0
66,553		Sonic Healthcare Ltd.	1,298,134	0.1
677,189		South32 Ltd. - AUD	1,607,591	0.1
347,654		Stockland	727,580	0.0
183,879		Suncorp Group Ltd.	1,186,567	0.1
598,837		Telstra Corp., Ltd.	1,478,671	0.1
448,084		Transurban Group - Stapled Security	3,538,719	0.2
105,126		Treasury Wine Estates Ltd.	845,884	0.0
563,522		Vicinity Centres	628,319	0.0
31,533		Washington H Soul Pattinson & Co. Ltd.	542,113	0.0
165,496		Wesfarmers Ltd.	4,524,431	0.3
510,891		Westpac Banking Corp.	6,759,108	0.4
21,386		WiseTech Global Ltd.	698,737	0.0
225,624		Woodside Energy Group Ltd.	4,609,846	0.3
177,135		Woolworths Group Ltd.	3,849,270	0.2
			138,982,806	7.6

		Austria: 0.2%
50,075		Erste Group Bank AG	1,097,748	0.1
21,448		OMV AG	776,268	0.0
9,917		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	846,685	0.1
16,902	(3)	Voestalpine AG	286,323	0.0
			3,007,024	0.2

		Belgium: 0.8%
23,648		Ageas SA/NV	862,480	0.1
126,747	(3)	Anheuser-Busch InBev SA/NV	5,741,191	0.3
3,624		D'ieteren Group	510,621	0.0
4,809		Elia Group SA/NV	565,879	0.0
14,512		Groupe Bruxelles Lambert NV	1,014,895	0.1
36,499		KBC Group NV	1,732,016	0.1
22,153	(3)	Proximus SADP	229,683	0.0
2,245	(3)	Sofina SA	387,459	0.0
10,793		Solvay S.A.	835,614	0.0
18,412		UCB S.A.	1,277,748	0.1
30,502	(3)	Umicore SA	895,453	0.1
21,662	(3)	Warehouses De Pauw CVA	532,030	0.0
			14,585,069	0.8

		China: 0.5%
539,917		BOC Hong Kong Holdings Ltd.	1,795,612	0.1
250,700	(4)	Budweiser Brewing Co. APAC Ltd.	652,837	0.0
8,650	(2)	Futu Holdings Ltd. ADR	322,558	0.0
121,036	(3)	Prosus NV	6,297,070	0.4
			9,068,077	0.5

		Denmark: 2.6%
457		AP Moller - Maersk A/S - Class A	807,411	0.0
733		AP Moller - Maersk A/S - Class B	1,332,029	0.1
14,204		Carlsberg A/S	1,660,966	0.1
15,362	(3)	Chr Hansen Holding A/S	756,721	0.0
17,336		Coloplast A/S	1,761,759	0.1
100,451	(3)	Danske Bank A/S	1,250,280	0.1
13,988	(2),(3)	Demant A/S	345,803	0.0
27,317		DSV A/S	3,200,119	0.2
9,595	(2)	Genmab A/S	3,086,747	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
19,117	(3)	GN Store Nord A/S	$334,862	0.0
241,564	(3)	Novo Nordisk A/S	24,064,076	1.3
29,918		Novozymes A/S	1,503,443	0.1
27,604	(4)	Orsted A/S	2,200,060	0.1
13,239		Pandora A/S	619,139	0.0
1,295	(3)	ROCKWOOL A/S	204,270	0.0
52,437		Tryg A/S	1,082,504	0.1
147,362	(3)	Vestas Wind Systems A/S	2,713,356	0.2
			46,923,545	2.6

		Finland: 1.2%
20,714		Elisa OYJ	938,528	0.1
64,683	(3)	Fortum OYJ	869,146	0.1
39,777		Kesko OYJ	742,116	0.0
49,597		Kone Oyj	1,910,892	0.1
61,735		Neste Oyj	2,690,988	0.1
789,648		Nokia OYJ - Finland	3,389,994	0.2
497,676		Nordea Bank Abp	4,259,225	0.2
15,563		Orion Oyj	655,316	0.0
69,875		Sampo OYJ	2,983,066	0.2
80,265		Stora Enso OYJ	1,019,638	0.1
77,884		UPM-Kymmene OYJ	2,471,596	0.1
68,940	(3)	Wartsila OYJ	440,381	0.0
			22,370,886	1.2

		France: 10.2%
24,788	(2)	Accor S.A.	518,950	0.0
4,324	(2),(3)	Aeroports de Paris	499,682	0.0
76,308		Air Liquide SA	8,721,903	0.5
46,362	(3)	Alstom SA	749,938	0.0
8,872	(4)	Amundi SA	369,348	0.0
8,655		Arkema SA	630,765	0.0
272,732	(3)	AXA S.A.	5,954,512	0.3
6,111	(3)	BioMerieux	483,378	0.0
162,104		BNP Paribas	6,847,127	0.4
128,775		Bollore SE	590,825	0.0
33,423	(3)	Bouygues SA	874,293	0.1
42,822		Bureau Veritas SA	958,247	0.1
23,898		Capgemini SE	3,826,068	0.2
88,098	(3)	Carrefour S.A.	1,221,834	0.1
72,642		Cie de Saint-Gobain	2,597,349	0.1
98,995		Cie Generale des Etablissements Michelin SCA	2,218,044	0.1
6,887		Covivio	331,770	0.0
176,618	(3)	Credit Agricole SA	1,433,785	0.1
93,682		Danone	4,429,768	0.3
3,648		Dassault Aviation SA	415,035	0.0
97,262		Dassault Systemes SE	3,357,965	0.2
36,420		Edenred	1,677,890	0.1
12,131		Eiffage SA	972,818	0.1
81,795		Electricite de France SA	948,610	0.1
266,521		Engie SA	3,067,616	0.2
41,976		EssilorLuxottica SA	5,705,475	0.3
6,346		Eurazeo SE	331,142	0.0
6,691		Gecina S.A.	524,035	0.0
64,079		Getlink SE	993,691	0.1
4,621		Hermes International	5,434,832	0.3
5,493		Ipsen SA	508,376	0.0
10,917		Kering SA	4,842,203	0.3
31,333		Klepierre SA	544,731	0.0
15,299	(4)	La Francaise des Jeux SAEM	453,827	0.0
39,026		Legrand S.A.	2,523,376	0.1
35,215		L'Oreal S.A.	11,259,674	0.6
40,510		LVMH Moet Hennessy Louis Vuitton SE	23,883,584	1.3
291,120		Orange SA	2,633,036	0.2
30,571		Pernod Ricard SA	5,608,355	0.3
33,287		Publicis Groupe	1,577,222	0.1
3,350	(3)	Remy Cointreau SA	555,925	0.0
27,994	(2),(3)	Renault S.A.	757,403	0.0
49,875		Safran S.A.	4,538,097	0.3
166,163		Sanofi	12,652,685	0.7
4,035		Sartorius Stedim Biotech	1,237,678	0.1
79,168		Schneider Electric SE	8,942,053	0.5
3,627	(3)	SEB SA	228,140	0.0
116,047		Societe Generale	2,294,949	0.1
12,885		Sodexo SA	967,665	0.1
8,571		Teleperformance	2,174,316	0.1
15,571		Thales S.A.	1,715,824	0.1
361,782	(3)	TotalEnergies SE	16,972,787	0.9
13,672	(2)	UbiSoft Entertainment	375,740	0.0
17,211	(2),(3)	Unibail-Rodamco-Westfield	712,187	0.0
30,028	(3)	Valeo	453,717	0.0
97,117		Veolia Environnement	1,856,111	0.1
77,863		Vinci SA	6,296,039	0.4
104,939		Vivendi SE	813,964	0.1
3,910		Wendel SE	279,857	0.0
34,839	(2),(4)	Worldline SA/France	1,377,031	0.1
			185,723,247	10.2

		Germany: 6.8%
25,228		Adidas AG	2,900,231	0.2
59,603		Allianz SE	9,389,486	0.5
145,498	(3)	Aroundtown SA	318,596	0.0
134,026		BASF SE	5,143,684	0.3
143,357		Bayer AG	6,605,083	0.4
48,314		Bayerische Motoren Werke AG	3,274,593	0.2
11,927		Bechtle AG	428,761	0.0
14,709		Beiersdorf AG	1,445,336	0.1
22,545		Brenntag SE	1,362,885	0.1
5,862		Carl Zeiss Meditec AG	608,908	0.0
155,028	(2)	Commerzbank AG	1,103,642	0.1
16,020		Continental AG	710,858	0.0
28,137	(4)	Covestro AG	804,481	0.1
66,048	(2)	Daimler Truck Holding AG	1,493,173	0.1
23,759	(2),(4)	Delivery Hero SE	867,846	0.1
301,587		Deutsche Bank AG	2,232,936	0.1
27,725		Deutsche Boerse AG	4,544,852	0.3
87,052	(2),(3)	Deutsche Lufthansa AG	500,387	0.0
144,645		Deutsche Post AG	4,359,534	0.2
472,962		Deutsche Telekom AG	8,050,574	0.4
327,612		E.ON AG	2,516,959	0.1
30,540		Evonik Industries AG	511,471	0.0
29,870		Fresenius Medical Care AG & Co. KGaA	841,525	0.1
61,123		Fresenius SE & Co. KGaA	1,302,844	0.1
22,343		GEA Group AG	723,083	0.0
8,782		Hannover Rueck SE	1,316,463	0.1
21,091		HeidelbergCement AG	833,179	0.1
24,065	(2)	HelloFresh SE	503,725	0.0
15,134		Henkel AG & Co. KGaA	857,689	0.1
190,562		Infineon Technologies AG	4,170,249	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
10,509		KION Group AG	$201,259	0.0
10,564		Knorr-Bremse AG	453,651	0.0
10,608		LEG Immobilien SE	633,185	0.0
117,084		Mercedes-Benz Group AG	5,920,567	0.3
18,859		Merck KGaA	3,052,898	0.2
7,797		MTU Aero Engines AG	1,165,293	0.1
20,443		Muenchener Rueckversicherungs-Gesellschaft AG	4,921,034	0.3
8,410		Nemetschek SE	399,194	0.0
15,376		Puma SE	711,293	0.0
745		Rational AG	360,819	0.0
6,344		Rheinmetall AG	976,766	0.1
93,742		RWE AG	3,445,568	0.2
152,376		SAP SE	12,417,860	0.7
11,680	(4)	Scout24 SE	585,288	0.0
111,630		Siemens AG	10,910,995	0.6
63,495	(3)	Siemens Energy AG	699,126	0.0
41,150	(4)	Siemens Healthineers AG	1,765,143	0.1
19,376		Symrise AG	1,889,393	0.1
151,619		Telefonica Deutschland Holding AG	306,545	0.0
13,324	(3)	Uniper SE	50,287	0.0
14,127		United Internet AG	264,087	0.0
4,298		Volkswagen AG	700,440	0.0
104,519		Vonovia SE	2,255,698	0.1
32,436	(2),(3),(4)	Zalando SE	633,568	0.0
			124,442,990	6.8

		Hong Kong: 2.7%
1,757,699		AIA Group Ltd.	14,634,439	0.8
291,200		Chow Tai Fook Jewellery Group Ltd.	547,275	0.0
292,199		CK Asset Holdings Ltd.	1,754,184	0.1
391,699		CK Hutchison Holdings Ltd.	2,156,792	0.1
91,902		CK Infrastructure Holdings Ltd.	468,730	0.0
239,365		CLP Holdings Ltd.	1,809,058	0.1
293,000	(4)	ESR Group Ltd.	737,003	0.1
294,823		Hang Lung Properties Ltd.	484,140	0.0
111,636		Hang Seng Bank Ltd.	1,696,030	0.1
212,059		Henderson Land Development Co., Ltd.	593,810	0.0
386,000	(3)	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	270,458	0.0
551,867		HKT Trust & HKT Ltd. - Stapled Security	646,354	0.0
1,634,181	(3)	Hong Kong & China Gas	1,439,469	0.1
175,788		Hong Kong Exchanges and Clearing Ltd.	6,008,858	0.3
163,733		Hongkong Land Holdings Ltd. - HKHGF	719,446	0.1
2,500		Hongkong Land Holdings Ltd. - HKL	10,985	0.0
23,204		Jardine Matheson Holdings Ltd.	1,173,147	0.1
307,932		Link REIT	2,149,522	0.1
225,644		MTR Corp.	1,034,996	0.1
220,273		New World Development Co. Ltd.	625,595	0.0
202,345		Power Assets Holdings Ltd.	1,014,310	0.1
506,626		Sino Land Co.	666,379	0.1
195,000		SITC International Holdings Co. Ltd.	357,617	0.0
211,471		Sun Hung Kai Properties Ltd.	2,333,852	0.1
72,620		Swire Pacific Ltd. - Class A	542,801	0.0
170,425		Swire Properties Ltd.	366,631	0.0
201,000		Techtronic Industries Co., Ltd.	1,917,967	0.1
1,214,500	(4)	WH Group Ltd.	763,846	0.1
243,361		Wharf Real Estate Investment Co. Ltd.	1,103,250	0.1
265,000		Xinyi Glass Holding Co. Ltd.	383,239	0.0
			48,410,183	2.7

		Ireland: 0.6%
50,705		CRH PLC	1,630,254	0.1
14,363		DCC PLC	745,905	0.0
24,368	(2)	Flutter Entertainment PLC	2,686,116	0.1
64,986		James Hardie Industries SE	1,276,495	0.1
23,236	(3)	Kerry Group PLC - KYG	2,071,071	0.1
22,531	(3)	Kingspan Group Plc	1,015,121	0.1
36,072		Smurfit Kappa PLC	1,031,627	0.1
			10,456,589	0.6

		Israel: 0.8%
6,181		Azrieli Group Ltd.	421,841	0.0
185,320		Bank Hapoalim BM	1,564,369	0.1
225,275		Bank Leumi Le-Israel BM	1,924,021	0.1
302,665		Bezeq Israeli Telecommunication Corp., Ltd.	494,764	0.0
15,034	(2)	Check Point Software Technologies	1,684,109	0.1
5,941	(2)	CyberArk Software Ltd.	890,793	0.1
3,870		Elbit Systems Ltd.	732,719	0.0
103,099		ICL Group Ltd.	826,282	0.1
180,151		Israel Discount Bank Ltd.	907,118	0.1
22,412		Mizrahi Tefahot Bank Ltd.	784,622	0.0
9,263	(2)	Nice Ltd.	1,743,053	0.1
162,025	(2)	Teva Pharmaceutical Industries Ltd. ADR	1,307,542	0.1
15,886	(2)	Tower Semiconductor Ltd.	693,445	0.0
8,355	(2)	Wix.com Ltd.	653,611	0.0
12,302	(3)	ZIM Integrated Shipping Services Ltd.	289,097	0.0
			14,917,386	0.8

		Italy: 1.9%
18,133		Amplifon S.p.A.	472,441	0.0
162,063		Assicurazioni Generali S.p.A.	2,212,853	0.1
72,300		Atlantia S.p.A	1,595,342	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
76,126	(3)	Davide Campari-Milano NV	$673,527	0.0
3,667	(3)	DiaSorin SpA	409,208	0.0
1,186,832		Enel S.p.A.	4,867,447	0.3
368,294	(3)	ENI S.p.A.	3,914,471	0.2
25,448		Ermenegildo Zegna NV	273,566	0.0
18,393		Ferrari NV	3,406,111	0.2
88,822		FinecoBank Banca Fineco SpA	1,096,992	0.1
48,943	(4)	Infrastrutture Wireless Italiane SpA	427,003	0.0
2,410,029	(3)	Intesa Sanpaolo SpA	3,983,801	0.2
88,151	(3)	Mediobanca Banca di Credito Finanziario SpA	689,755	0.1
29,893		Moncler SpA	1,220,363	0.1
76,324	(2),(3),(4)	Nexi SpA	616,552	0.0
76,086	(4)	Poste Italiane SpA	574,828	0.0
37,098		Prysmian SpA	1,062,627	0.1
15,228		Recordati Industria Chimica e Farmaceutica SpA	557,320	0.0
294,254		Snam SpA	1,189,351	0.1
1,451,122	(2),(3)	Telecom Italia S.p.A. - TIT	268,408	0.0
205,311		Terna - Rete Elettrica Nazionale	1,250,448	0.1
302,815	(3)	UniCredit SpA	3,065,713	0.2
			33,828,127	1.9

		Japan: 22.1%
27,700	(3)	Advantest Corp.	1,279,204	0.1
95,380		Aeon Co., Ltd.	1,781,079	0.1
28,221		AGC, Inc.	878,572	0.1
21,411		Aisin Corp.	551,113	0.0
66,628	(3)	Ajinomoto Co., Inc.	1,821,030	0.1
23,289	(2),(3)	ANA Holdings, Inc.	438,116	0.0
66,558		Asahi Group Holdings, Ltd.	2,075,017	0.1
31,600		Asahi Intecc Co. Ltd.	503,967	0.0
182,753	(3)	Asahi Kasei Corp.	1,211,162	0.1
267,920		Astellas Pharma, Inc.	3,549,216	0.2
16,900		Azbil Corp.	440,535	0.0
29,193		Bandai Namco Holdings, Inc.	1,902,458	0.1
83,343		Bridgestone Corp.	2,695,389	0.2
34,386		Brother Industries Ltd.	594,072	0.0
145,993	(3)	Canon, Inc.	3,188,857	0.2
25,600	(3)	Capcom Co., Ltd.	644,542	0.0
21,028		Central Japan Railway Co.	2,468,498	0.1
77,166	(3)	Chiba Bank Ltd.	417,880	0.0
93,842	(3)	Chubu Electric Power Co., Inc.	843,976	0.1
98,018		Chugai Pharmaceutical Co., Ltd.	2,448,792	0.1
158,509	(3)	Concordia Financial Group Ltd.	491,917	0.0
62,600	(3)	CyberAgent, Inc.	527,099	0.0
32,374	(3)	Dai Nippon Printing Co., Ltd.	648,588	0.0
14,800	(3)	Daifuku Co., Ltd.	696,149	0.0
142,983		Dai-ichi Life Holdings, Inc.	2,273,476	0.1
255,679		Daiichi Sankyo Co., Ltd.	7,146,450	0.4
36,398		Daikin Industries Ltd.	5,600,526	0.3
9,081	(3)	Daito Trust Construction Co., Ltd.	849,458	0.1
87,454	(3)	Daiwa House Industry Co., Ltd.	1,778,168	0.1
321		Daiwa House REIT Investment Corp.	670,403	0.0
198,021	(3)	Daiwa Securities Group, Inc.	777,213	0.1
63,267		Denso Corp.	2,892,768	0.2
31,503		Dentsu Group, Inc.	895,552	0.1
4,200	(3)	Disco Corp.	925,898	0.1
44,133	(3)	East Japan Railway Co.	2,263,339	0.1
36,779	(3)	Eisai Co., Ltd.	1,973,527	0.1
447,764	(3)	ENEOS Holdings, Inc.	1,444,108	0.1
27,993		Fanuc Ltd.	3,930,618	0.2
8,542		Fast Retailing Co., Ltd.	4,526,785	0.3
18,523		Fuji Electric Co. Ltd.	678,884	0.0
52,560		Fuji Film Holdings Corp.	2,400,669	0.1
28,713		Fujitsu Ltd.	3,148,439	0.2
621		GLP J-Reit	688,722	0.0
6,200		GMO Payment Gateway, Inc.	425,017	0.0
34,000	(3)	Hakuhodo DY Holdings, Inc.	239,384	0.0
20,442		Hamamatsu Photonics KK	876,191	0.1
33,357		Hankyu Hanshin Holdings, Inc.	1,003,920	0.1
3,000		Hikari Tsushin, Inc.	352,408	0.0
4,464		Hirose Electric Co., Ltd.	585,427	0.0
15,710	(3)	Hitachi Construction Machinery Co., Ltd.	291,966	0.0
141,291		Hitachi Ltd.	6,012,794	0.3
31,210	(2)	Hitachi Metals Ltd.	469,546	0.0
237,942	(3)	Honda Motor Co., Ltd.	5,164,719	0.3
15,800		Hoshizaki Corp.	440,669	0.0
53,337		Hoya Corp.	5,139,479	0.3
55,964		Hulic Co. Ltd.	412,329	0.0
16,400	(3)	Ibiden Co., Ltd.	448,356	0.0
30,355	(3)	Idemitsu Kosan Co., Ltd.	659,713	0.0
21,391	(3)	Iida Group Holdings Co. Ltd.	289,556	0.0
151,716		Inpex Corp.	1,415,068	0.1
85,068	(3)	Isuzu Motors Ltd.	940,635	0.1
7,800		Ito En Ltd.	315,510	0.0
173,416	(3)	Itochu Corp.	4,185,902	0.2
14,000		Itochu Techno-Solutions Corp.	328,176	0.0
20,978	(2)	Japan Airlines Co. Ltd.	375,674	0.0
73,114		Japan Exchange Group, Inc.	988,140	0.1
1,018		Japan Metropolitan Fund Invest	764,328	0.1
60,100	(3)	Japan Post Bank Co. Ltd.	420,111	0.0
346,900		Japan Post Holdings Co. Ltd.	2,298,286	0.1
29,100	(3)	Japan Post Insurance Co. Ltd.	407,577	0.0
182		Japan Real Estate Investment Corp.	750,822	0.0
175,102		Japan Tobacco, Inc.	2,877,409	0.2
71,602	(3)	JFE Holdings, Inc.	664,855	0.0
26,335		JSR Corp.	499,383	0.0
61,554	(3)	Kajima Corp.	583,441	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
19,423		Kakaku.com, Inc.	$329,146	0.0
102,562	(3)	Kansai Electric Power Co., Inc.	858,070	0.1
69,275		Kao Corp.	2,818,825	0.2
235,401		KDDI Corp.	6,882,248	0.4
14,968		Keio Corp.	545,426	0.0
18,798	(3)	Keisei Electric Railway Co., Ltd.	512,099	0.0
28,388		Keyence Corp.	9,383,953	0.5
21,234	(3)	Kikkoman Corp.	1,203,778	0.1
24,997		Kintetsu Group Holdings Co., Ltd.	832,244	0.1
120,056		Kirin Holdings Co., Ltd.	1,849,553	0.1
7,800		Kobayashi Pharmaceutical Co., Ltd.	457,101	0.0
21,900	(3)	Kobe Bussan Co. Ltd.	526,855	0.0
17,040	(3)	Koei Tecmo Holdings Co. Ltd.	280,492	0.0
30,400		Koito Manufacturing Co., Ltd.	415,631	0.0
134,883	(3)	Komatsu Ltd.	2,455,991	0.1
13,566	(3)	Konami Holdings Corp.	628,134	0.0
4,900		Kose Corp.	505,211	0.0
148,822		Kubota Corp.	2,068,164	0.1
15,248		Kurita Water Industries, Ltd.	541,353	0.0
46,794		Kyocera Corp.	2,357,423	0.1
39,314		Kyowa Kirin Co., Ltd.	903,916	0.1
11,000		Lasertec Corp.	1,106,401	0.1
43,392	(3)	Lixil Corp.	636,682	0.0
64,400		M3, Inc.	1,798,162	0.1
32,608		Makita Corp.	632,769	0.0
225,556		Marubeni Corp.	1,968,087	0.1
82,766		Mazda Motor Corp.	549,579	0.0
12,600		McDonald's Holdings Co. Japan Ltd.	439,021	0.0
16,188	(3)	MEIJI Holdings Co., Ltd.	718,592	0.0
52,900	(3)	Minebea Mitsumi, Inc.	782,595	0.1
41,400		MISUMI Group, Inc.	891,442	0.1
186,448	(3)	Mitsubishi Chemical Holdings Corp.	854,094	0.1
184,293	(3)	Mitsubishi Corp.	5,040,455	0.3
281,961		Mitsubishi Electric Corp.	2,551,197	0.1
172,627		Mitsubishi Estate Co., Ltd.	2,274,564	0.1
96,176		Mitsubishi HC Capital, Inc.	413,386	0.0
46,719		Mitsubishi Heavy Industries Ltd.	1,553,840	0.1
1,744,306	(3)	Mitsubishi UFJ Financial Group, Inc.	7,901,929	0.4
203,701	(3)	Mitsui & Co., Ltd.	4,334,712	0.2
26,814		Mitsui Chemicals, Inc.	522,653	0.0
132,719		Mitsui Fudosan Co., Ltd.	2,528,295	0.1
50,100	(3)	Mitsui OSK Lines Ltd.	896,419	0.1
352,006	(3)	Mizuho Financial Group, Inc.	3,810,335	0.2
36,500		MonotaRO Co. Ltd.	560,087	0.0
64,954	(3)	MS&AD Insurance Group Holdings, Inc.	1,720,159	0.1
83,844		Murata Manufacturing Co., Ltd.	3,859,103	0.2
35,820	(3)	NEC Corp.	1,146,966	0.1
72,300		Nexon Co. Ltd.	1,277,377	0.1
34,669	(3)	NGK Insulators Ltd.	431,516	0.0
65,284	(3)	Nidec Corp.	3,654,347	0.2
44,100		Nihon M&A Center Holdings, Inc.	504,378	0.0
160,940		Nintendo Co., Ltd.	6,491,403	0.4
223		Nippon Building Fund, Inc.	981,307	0.1
11,222		NIPPON EXPRESS HOLDINGS INC	570,403	0.0
120,785		Nippon Paint Holdings Co., Ltd.	815,892	0.1
311		Nippon Prologis REIT, Inc.	681,842	0.0
25,225		Nippon Sanso Holdings Corp.	398,732	0.0
7,200		Nippon Shinyaku Co., Ltd.	367,356	0.0
117,880	(3)	Nippon Steel Corp.	1,635,970	0.1
174,396	(3)	Nippon Telegraph & Telephone Corp.	4,703,864	0.3
70,809	(3)	Nippon Yusen KK	1,201,902	0.1
18,700	(3)	Nissan Chemical Corp.	835,398	0.1
338,092		Nissan Motor Co., Ltd.	1,089,546	0.1
28,767	(3)	Nisshin Seifun Group, Inc.	290,558	0.0
9,117		Nissin Food Products Co., Ltd.	633,722	0.0
11,706		Nitori Co., Ltd.	982,369	0.1
20,742		Nitto Denko Corp.	1,123,091	0.1
424,626		Nomura Holdings, Inc.	1,406,734	0.1
17,245		Nomura Real Estate Holdings, Inc.	389,465	0.0
618		Nomura Real Estate Master Fund, Inc.	683,041	0.0
48,968		Nomura Research Institute Ltd.	1,195,957	0.1
91,920		NTT Data Corp.	1,187,340	0.1
94,615	(3)	Obayashi Corp.	607,236	0.0
10,200		Obic Co., Ltd.	1,367,755	0.1
42,927	(3)	Odakyu Electric Railway Co., Ltd.	553,117	0.0
118,226	(3)	Oji Holdings Corp.	438,695	0.0
180,128		Olympus Corp.	3,465,255	0.2
27,123		Omron Corp.	1,242,702	0.1
52,890		Ono Pharmaceutical Co., Ltd.	1,235,444	0.1
12,000	(3)	Open House Group Co. Ltd.	405,401	0.0
5,600		Oracle Corp. Japan	296,828	0.0
29,180		Oriental Land Co., Ltd.	3,957,650	0.2
174,463	(3)	ORIX Corp.	2,444,062	0.1
54,665		Osaka Gas Co., Ltd.	824,129	0.1
16,622		Otsuka Corp.	518,397	0.0
56,946		Otsuka Holdings Co. Ltd.	1,803,188	0.1
55,468		Pan Pacific International Holdings Corp.	978,500	0.1
322,231		Panasonic Holdings Corp.	2,262,719	0.1
25,900		Persol Holdings Co. Ltd.	479,110	0.0
126,670	(3)	Rakuten Group, Inc.	542,083	0.0
210,400		Recruit Holdings Co. Ltd.	6,060,710	0.3
170,200	(2)	Renesas Electronics Corp.	1,426,827	0.1
314,713	(3)	Resona Holdings, Inc.	1,151,680	0.1
83,532	(3)	Ricoh Co., Ltd.	611,638	0.0
12,750		Rohm Co., Ltd.	835,587	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
35,670		SBI Holdings, Inc.	$640,100	0.0
22,800		SCSK Corp.	345,176	0.0
30,606		Secom Co., Ltd.	1,745,127	0.1
40,716	(3)	Seiko Epson Corp.	555,955	0.0
54,919	(3)	Sekisui Chemical Co., Ltd.	671,875	0.0
89,785		Sekisui House Ltd.	1,487,045	0.1
109,971		Seven & I Holdings Co., Ltd.	4,417,539	0.3
42,000		SG Holdings Co. Ltd.	575,258	0.0
35,600	(3)	Sharp Corp.	212,276	0.0
34,472	(3)	Shimadzu Corp.	904,417	0.1
10,755		Shimano, Inc.	1,682,782	0.1
80,392	(3)	Shimizu Corp.	393,040	0.0
54,689		Shin-Etsu Chemical Co., Ltd.	5,411,849	0.3
38,632		Shionogi & Co., Ltd.	1,865,700	0.1
58,362		Shiseido Co., Ltd.	2,045,427	0.1
64,981	(3)	Shizuoka Bank Ltd.	399,144	0.0
8,336		SMC Corp.	3,392,505	0.2
419,100	(3)	SoftBank Corp.	4,185,103	0.2
175,992	(3)	SoftBank Group Corp.	5,964,565	0.3
45,613	(3)	Sompo Holdings, Inc.	1,825,038	0.1
183,970		Sony Group Corp.	11,850,329	0.7
12,500		Square Enix Holdings Co., Ltd.	538,765	0.0
89,835		Subaru Corp.	1,357,617	0.1
51,000		Sumco Corp.	594,204	0.0
216,971	(3)	Sumitomo Chemical Co., Ltd.	746,293	0.0
164,355	(3)	Sumitomo Corp.	2,030,504	0.1
104,233	(3)	Sumitomo Electric Industries Ltd.	1,058,124	0.1
36,080	(3)	Sumitomo Metal Mining Co., Ltd.	1,033,928	0.1
190,551		Sumitomo Mitsui Financial Group, Inc.	5,282,355	0.3
49,285	(3)	Sumitomo Mitsui Trust Holdings, Inc.	1,401,651	0.1
45,096	(3)	Sumitomo Realty & Development Co., Ltd.	1,025,576	0.1
20,234		Suntory Beverage & Food Ltd.	720,112	0.0
53,744		Suzuki Motor Corp.	1,673,058	0.1
24,438		Sysmex Corp.	1,305,875	0.1
77,211		T&D Holdings, Inc.	733,893	0.0
26,361	(3)	Taisei Corp.	731,086	0.0
219,322	(3)	Takeda Pharmaceutical Co., Ltd.	5,695,311	0.3
56,736		TDK Corp.	1,751,461	0.1
94,228		Terumo Corp.	2,648,770	0.2
32,900	(3)	TIS, Inc.	873,485	0.1
27,485		Tobu Railway Co., Ltd.	647,884	0.0
16,300		Toho Co., Ltd.	592,713	0.0
267,864		Tokio Marine Holdings, Inc.	4,760,782	0.3
222,366	(2)	Tokyo Electric Power Co., Inc.	710,822	0.0
21,765	(3)	Tokyo Electron Ltd.	5,362,785	0.3
57,872		Tokyo Gas Co., Ltd.	976,941	0.1
77,394	(3)	Tokyu Corp.	882,641	0.1
38,216	(3)	Toppan, Inc.	569,268	0.0
202,003		Toray Industries, Inc.	994,225	0.1
56,861	(3)	Toshiba Corp.	2,025,690	0.1
37,900	(3)	Tosoh Corp.	422,409	0.0
20,634		Toto Ltd.	689,042	0.0
21,405		Toyota Industries Corp.	1,022,532	0.1
1,547,490	(3)	Toyota Motor Corp.	20,226,396	1.1
30,954		Toyota Tsusho Corp.	958,794	0.1
19,553	(3)	Trend Micro, Inc.	1,053,178	0.1
58,878		Unicharm Corp.	1,931,486	0.1
31,926		USS Co., Ltd.	493,069	0.0
13,700		Welcia Holdings Co. Ltd.	289,104	0.0
32,021	(3)	West Japan Railway Co.	1,223,974	0.1
18,685		Yakult Honsha Co., Ltd.	1,084,941	0.1
20,507	(3)	Yamaha Corp.	728,704	0.0
43,404		Yamaha Motor Co., Ltd.	813,215	0.1
42,401	(3)	Yamato Holdings Co., Ltd.	636,753	0.0
35,042		Yaskawa Electric Corp.	1,008,443	0.1
33,273		Yokogawa Electric Corp.	524,188	0.0
387,144		Z Holdings Corp.	1,026,189	0.1
18,200		ZOZO, Inc.	364,321	0.0
			404,271,189	22.1

		Luxembourg: 0.1%
19,638	(3)	Eurofins Scientific SE	1,165,792	0.1
68,771		Tenaris S.A.	889,830	0.0
			2,055,622	0.1

		Macau: 0.1%
318,159		Galaxy Entertainment Group Ltd.	1,870,105	0.1
353,602	(2),(3)	Sands China Ltd.	880,549	0.0
			2,750,654	0.1

		Netherlands: 6.0%
61,603	(3),(4)	ABN AMRO Bank NV	551,984	0.0
3,163	(2),(4)	Adyen NV	3,944,759	0.2
260,739		Aegon NV	1,036,434	0.1
19,695	(2)	AerCap Holdings NV	833,690	0.0
86,255		Airbus SE	7,435,185	0.4
26,501		Akzo Nobel NV	1,501,805	0.1
76,855		ArcelorMittal SA	1,529,279	0.1
8,035	(2),(3)	Argenx SE	2,859,457	0.2
6,834		ASM International NV	1,530,175	0.1
59,313	(3)	ASML Holding NV	24,572,040	1.3
12,479	(4)	Euronext NV	789,746	0.0
15,794	(2)	EXOR NV	1,013,555	0.1
14,681		Heineken Holding NV	1,005,037	0.1
37,823		Heineken NV	3,303,111	0.2
8,299	(3)	IMCD NV	983,939	0.0
570,105		ING Groep NV	4,884,884	0.3
14,642	(3)	JDE Peet's NV	428,103	0.0
26,610	(2),(3),(4)	Just Eat Takeaway.com NV	412,766	0.0
152,594		Koninklijke Ahold Delhaize NV	3,886,775	0.2
25,505		Koninklijke DSM NV	2,902,217	0.2
482,028		Koninklijke KPN NV	1,304,539	0.1
128,980		Koninklijke Philips NV	1,985,833	0.1
40,712	(3)	NN Group NV	1,583,444	0.1
15,343	(3)	OCI NV	561,729	0.0
33,617	(2)	QIAGEN NV	1,399,959	0.1
17,414	(3)	Randstad NV	751,600	0.0
1,085,426		Shell PLC	26,927,052	1.5
204,631		Stellantis NV	2,417,178	0.1
116,501		Stellantis NV	1,377,840	0.1
105,844	(3)	Universal Music Group NV	1,982,456	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
38,307		Wolters Kluwer NV	$3,730,077	0.2
			109,426,648	6.0

		New Zealand: 0.2%
182,303	(2)	Auckland International Airport Ltd.	730,729	0.0
84,049		Fisher & Paykel Healthcare Corp. Ltd.	871,159	0.1
100,821		Mercury NZ Ltd.	320,961	0.0
187,511		Meridian Energy Ltd.	503,150	0.0
273,105		Spark New Zealand Ltd.	764,081	0.0
19,601	(2)	Xero Ltd.	907,070	0.1
			4,097,150	0.2

		Norway: 0.8%
42,441	(2)	Adevinta ASA	252,851	0.0
46,113	(3)	Aker BP ASA	1,323,652	0.1
135,739		DNB Bank ASA	2,153,915	0.1
142,610		Equinor ASA	4,703,097	0.3
29,127		Gjensidige Forsikring ASA	499,798	0.0
13,022		Kongsberg Gruppen ASA	395,186	0.0
60,247		Mowi ASA	766,314	0.0
196,243	(3)	Norsk Hydro ASA	1,053,025	0.1
109,382		Orkla ASA	795,132	0.0
8,578		Salmar ASA	289,133	0.0
101,905	(3)	Telenor ASA	932,647	0.1
24,113		Yara International ASA	846,250	0.1
			14,011,000	0.8

		Portugal: 0.2%
405,076		EDP - Energias de Portugal SA	1,758,028	0.1
73,001	(3)	Galp Energia SGPS SA	702,368	0.0
41,241		Jeronimo Martins SGPS SA	768,046	0.1
			3,228,442	0.2

		Russia: –%
5,115	(1),(2)	TCS Group Holding PLC GDR	–	–

		Singapore: 1.5%
773,940		CapitaLand Integrated Commercial Trust	1,029,483	0.1
378,896		Capitaland Investment Ltd./Singapore	911,573	0.1
489,137		CapLand Ascendas REIT	912,409	0.1
59,581		City Developments Ltd.	313,999	0.0
264,320		DBS Group Holdings Ltd.	6,114,612	0.3
880,612		Genting Singapore Ltd.	478,554	0.0
189,449	(2)	Grab Holdings Ltd.	498,251	0.0
212,104		Keppel Corp., Ltd.	1,020,621	0.1
476,694		Mapletree Logistics Trust	515,067	0.0
343,600		Mapletree Pan Asia Commercial Trust	409,073	0.0
494,122		Oversea-Chinese Banking Corp., Ltd.	4,048,780	0.2
52,728	(2)	Sea Ltd. ADR	2,955,404	0.2
195,100	(2),(3)	Singapore Airlines Ltd.	689,543	0.0
124,851		Singapore Exchange Ltd.	819,070	0.1
227,406		Singapore Technologies Engineering Ltd.	564,980	0.0
1,204,950		Singapore Telecommunications Ltd.	2,223,422	0.1
172,256		United Overseas Bank Ltd.	3,120,001	0.2
67,600		UOL Group Ltd.	311,007	0.0
40,300		Venture Corp. Ltd.	457,927	0.0
279,776		Wilmar International Ltd.	744,313	0.0
			28,138,089	1.5

		Spain: 2.3%
3,595	(3)	Acciona SA	631,841	0.0
33,700	(3)	ACS Actividades de Construccion y Servicios SA	757,214	0.1
10,923	(2),(4)	Aena SME SA	1,133,581	0.1
65,738	(2)	Amadeus IT Group SA	3,047,776	0.2
972,990	(3)	Banco Bilbao Vizcaya Argentaria SA	4,364,666	0.2
2,492,449		Banco Santander SA	5,799,661	0.3
646,923		CaixaBank SA	2,083,650	0.1
79,303	(4)	Cellnex Telecom SA	2,446,218	0.1
41,967	(3)	EDP Renovaveis S.A.	863,265	0.1
36,247		Enagas	561,063	0.0
46,257		Endesa S.A.	694,757	0.0
70,381		Ferrovial SA - FERE	1,597,546	0.1
43,441	(2),(3)	Grifols SA	375,300	0.0
868,927		Iberdrola S.A. - IBEE	8,102,004	0.5
159,176		Industria de Diseno Textil SA	3,284,845	0.2
21,181	(3)	Naturgy Energy Group SA	489,991	0.0
59,100		Red Electrica Corp. SA	906,921	0.1
211,736		Repsol SA	2,432,891	0.1
34,719	(2)	Siemens Gamesa Renewable Energy SA	605,320	0.0
764,562		Telefonica S.A.	2,527,570	0.1
			42,706,080	2.3

		Sweden: 3.1%
42,761		Alfa Laval AB	1,060,345	0.1
146,257		Assa Abloy AB	2,740,280	0.2
391,955		Atlas Copco AB - A Shares	3,642,970	0.2
227,766		Atlas Copco AB - B Shares	1,887,955	0.1
39,833	(3)	Boliden AB	1,230,677	0.1
32,847	(3)	Electrolux AB	341,392	0.0
97,770	(2),(3)	Embracer Group AB	579,501	0.0
96,164	(3)	Epiroc AB-A	1,375,674	0.1
56,793		Epiroc AB-B	716,141	0.1
43,506	(3)	EQT AB	840,630	0.1
88,866		Essity AB	1,755,708	0.1
26,681	(4)	Evolution AB	2,109,068	0.1
91,891	(2),(3)	Fastighets AB Balder	366,800	0.0
33,312		Getinge AB	569,673	0.0
106,362	(3)	H & M Hennes & Mauritz AB	983,327	0.1
284,025		Hexagon AB	2,652,548	0.2
13,662		Holmen AB	518,428	0.0
61,008		Husqvarna AB - B Shares	338,191	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
18,990		Industrivarden AB-Class A	$382,508	0.0
22,427	(3)	Industrivarden AB-Class C	447,289	0.0
39,779	(3)	Indutrade AB	645,214	0.0
21,562	(3)	Investment AB Latour	356,761	0.0
72,629	(3)	Investor AB-A SHS	1,112,934	0.1
265,860		Investor AB-B SHS	3,879,223	0.2
35,266	(2),(3)	Kinnevik AB	462,193	0.0
33,949		Lifco AB	470,975	0.0
11,068		Lundbergforetagen AB	399,560	0.0
221,144		Nibe Industrier AB	1,972,654	0.1
27,719	(3)	Sagax AB	456,339	0.0
155,586		Sandvik AB	2,120,879	0.1
45,602	(3)	Securitas AB	316,571	0.0
237,490		Skandinaviska Enskilda Banken AB	2,263,459	0.1
49,546	(3)	Skanska AB	616,638	0.0
55,829	(3)	SKF AB - B Shares	747,919	0.1
88,236		Svenska Cellulosa AB SCA	1,119,582	0.1
212,839		Svenska Handelsbanken AB	1,747,195	0.1
132,147		Swedbank AB	1,734,530	0.1
222,531		Swedish Match AB	2,201,217	0.1
24,600	(2)	Swedish Orphan Biovitrum AB	475,443	0.0
82,665	(3)	Tele2 AB	713,364	0.1
425,913	(3)	Telefonaktiebolaget LM Ericsson	2,489,654	0.1
387,898		Telia Co. AB	1,117,178	0.1
29,162		Volvo AB	431,529	0.0
220,202		Volvo AB - B Shares	3,116,072	0.2
86,784	(2),(3)	Volvo Car AB	376,582	0.0
			55,882,770	3.1

		Switzerland: 11.0%
239,679		ABB Ltd.	6,188,375	0.3
23,499		Adecco Group AG	648,562	0.0
75,203		Alcon, Inc.	4,368,199	0.2
4,843	(3)	Bachem Holding AG	304,587	0.0
6,670		Baloise Holding AG	852,258	0.1
520		Barry Callebaut AG	980,208	0.1
157		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	1,517,297	0.1
16		Chocoladefabriken Lindt & Spruengli AG - Registered	1,593,382	0.1
76,171	(3)	Cie Financiere Richemont SA	7,190,194	0.4
31,422		Clariant AG	501,927	0.0
29,309		Coca-Cola HBC AG	612,405	0.0
386,802	(3)	Credit Suisse Group AG	1,530,028	0.1
1,022		EMS-Chemie Holding AG	645,142	0.0
5,235		Geberit AG - Reg	2,244,706	0.1
1,347		Givaudan	4,069,292	0.2
1,440,136		Glencore PLC	7,567,905	0.4
80,890		Holcim AG	3,314,917	0.2
32,281		Julius Baer Group Ltd.	1,408,713	0.1
7,929	(3)	Kuehne & Nagel International AG	1,614,598	0.1
25,210	(3)	Logitech International SA	1,152,540	0.1
10,867		Lonza Group AG	5,291,048	0.3
410,770		Nestle SA	44,427,783	2.4
315,680		Novartis AG	24,066,493	1.3
3,312		Partners Group	2,665,447	0.1
3,892	(3)	Roche Holding AG-BR	1,520,335	0.1
102,519		Roche Holding AG-GENUSSCHEIN	33,373,294	1.8
5,930	(3)	Schindler Holding AG - Part Cert	920,334	0.1
3,419		Schindler Holding AG - Reg	515,151	0.0
930		SGS SA	1,989,962	0.1
44,625		SIG Group AG	906,071	0.1
21,312		Sika AG	4,283,536	0.2
7,835		Sonova Holding AG - Reg	1,724,178	0.1
99,732		STMicroelectronics NV-STM1	3,099,386	0.2
16,288		Straumann Holding AG	1,489,703	0.1
4,214	(3)	Swatch Group AG - BR	946,458	0.1
7,662		Swatch Group AG - Reg	320,983	0.0
4,601		Swiss Life Holding AG	2,032,776	0.1
11,173		Swiss Prime Site AG	890,013	0.1
44,013	(3)	Swiss Re Ltd.	3,246,134	0.2
3,780	(3)	Swisscom AG	1,769,951	0.1
9,252		Temenos AG	623,742	0.0
513,251		UBS Group AG	7,446,228	0.4
3,932	(4)	VAT Group AG	797,918	0.0
21,955		Zurich Insurance Group AG	8,752,379	0.5
			201,404,538	11.0

		United Arab Emirates: –%
19,351	(1)	NMC Health PLC	–	–

		United Kingdom: 13.3%
142,017		3i Group PLC	1,705,253	0.1
317,588	(3)	Abrdn PLC	485,816	0.0
26,175		Admiral Group Plc	556,050	0.0
185,423		Anglo American PLC	5,567,453	0.3
57,430		Antofagasta PLC	703,731	0.0
64,780		Ashtead Group PLC	2,909,246	0.2
51,883		Associated British Foods PLC	724,938	0.0
226,101		AstraZeneca PLC	24,855,054	1.4
137,641	(4)	Auto Trader Group PLC	780,568	0.0
17,565		AVEVA Group PLC	606,029	0.0
412,842		Aviva PLC	1,770,606	0.1
460,536		BAE Systems PLC	4,046,447	0.2
2,443,240		Barclays PLC	3,887,507	0.2
148,919		Barratt Developments PLC	562,825	0.0
16,322		Berkeley Group Holdings PLC	596,329	0.0
2,819,392		BP PLC	13,472,096	0.7
314,307		British American Tobacco PLC	11,270,224	0.6
128,231		British Land Co. PLC	496,682	0.0
1,013,996	(3)	BT Group PLC	1,363,110	0.1
49,235		Bunzl PLC	1,504,269	0.1
58,220		Burberry Group PLC	1,162,968	0.1
149,322		CNH Industrial NV	1,671,244	0.1
23,965		Coca-Cola Europacific Partners PLC	1,029,610	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
6,029		Coca-Cola European Partners PLC - USD	$256,956	0.0
260,312		Compass Group PLC	5,183,419	0.3
60,857		CRH PLC - London	1,952,083	0.1
20,359		Croda International PLC	1,454,115	0.1
333,747		Diageo PLC	14,048,525	0.8
85,845		Entain PLC	1,026,398	0.1
134,294		Experian PLC	3,931,116	0.2
31,290		Ferguson PLC	3,245,673	0.2
593,490		GSK PLC	8,571,564	0.5
740,345	(2)	Haleon PLC	2,308,360	0.1
55,399		Halma PLC	1,246,049	0.1
51,808		Hargreaves Lansdown PLC	496,165	0.0
25,286		Hikma Pharmaceuticals PLC	381,134	0.0
2,932,964		HSBC Holdings PLC	15,186,412	0.8
131,751		Imperial Brands PLC	2,709,167	0.1
213,836		Informa PLC	1,222,260	0.1
26,852		InterContinental Hotels Group PLC	1,293,237	0.1
23,504		Intertek Group PLC	964,343	0.1
255,958		J Sainsbury Plc	495,682	0.0
375,601		JD Sports Fashion PLC	413,790	0.0
27,287		Johnson Matthey PLC	550,900	0.0
298,498		Kingfisher PLC	726,606	0.0
102,586		Land Securities Group PLC	592,766	0.0
871,230		Legal & General Group PLC	2,079,600	0.1
10,161,906		Lloyds Banking Group Plc	4,593,043	0.3
48,091		London Stock Exchange Group PLC	4,061,214	0.2
378,636		M&G PLC	697,490	0.0
636,776		Melrose Industries PLC	712,019	0.0
70,713		Mondi PLC	1,086,319	0.1
532,119		National Grid PLC	5,477,667	0.3
759,910		NatWest Group PLC	1,892,717	0.1
19,263		Next PLC	1,022,395	0.1
84,035	(2),(3)	Ocado Group PLC	436,096	0.0
99,252		Pearson PLC	947,813	0.1
46,489		Persimmon PLC	635,793	0.0
109,176		Phoenix Group Holdings PLC	635,822	0.0
401,184		Prudential PLC	3,926,625	0.2
104,343		Reckitt Benckiser Group PLC	6,915,979	0.4
281,593		Relx PLC (GBP Exchange)	6,880,905	0.4
271,974	(3)	Rentokil Initial Plc	1,441,585	0.1
164,068		Rio Tinto PLC	8,877,004	0.5
1,218,609	(2)	Rolls-Royce Holdings PLC	933,271	0.1
106,494		Schroders PLC	457,743	0.0
176,305		Segro PLC	1,471,059	0.1
36,450		Severn Trent PLC	952,857	0.1
128,093		Smith & Nephew PLC	1,478,543	0.1
54,721		Smiths Group PLC	911,483	0.1
10,766		Spirax-Sarco Engineering PLC	1,237,580	0.1
155,797		SSE PLC	2,630,776	0.1
79,322		St. James's Place PLC	903,330	0.1
368,110		Standard Chartered PLC	2,302,354	0.1
531,389		Taylor Wimpey PLC	517,432	0.0
1,101,562		Tesco PLC	2,528,153	0.1
148,648		The Sage Group PLC	1,145,564	0.1
217,970		Unilever PLC	9,594,203	0.5
154,405		Unilever PLC - ULVRL	6,784,502	0.4
99,306		United Utilities Group PLC	980,559	0.1
3,898,457		Vodafone Group PLC	4,363,132	0.2
29,418		Whitbread PLC	745,698	0.0
159,357		WPP PLC	1,315,517	0.1
			243,558,617	13.3

	Total Common Stock
	(Cost $1,635,092,405)		1,764,246,728	96.6

PREFERRED STOCK: 0.5%
		Germany: 0.5%
8,668		Bayerische Motoren Werke AG	562,882	0.0
25,998		Henkel AG & Co. KGaA	1,543,938	0.1
22,344		Porsche AG	1,258,926	0.1
3,551		Sartorius AG	1,228,301	0.1
27,081		Volkswagen AG	3,309,069	0.2

	Total Preferred Stock
	(Cost $8,614,943)		7,903,116	0.5

	Total Long-Term Investments
	(Cost $1,643,707,348)		1,772,149,844	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.4%
		Repurchase Agreements: 10.4%
5,169,435	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $5,170,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $5,272,824, due 10/11/22-12/20/67)	5,169,435	0.3
5,653,697	(5)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/22, 3.09%, due 10/03/22 (Repurchase Amount $5,655,133, collateralized by various U.S. Government Agency Obligations, 2.295%-5.500%, Market Value plus accrued interest $5,823,308, due 01/01/25-08/01/52)	5,653,697	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
41,895,422	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $41,905,925, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $42,733,332, due 11/01/22-08/20/72)	$41,895,422	2.3
14,799,910	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/22, 2.97%-3.05%, due 10/03/22 (Repurchase Amount $14,803,567, collateralized by various U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $15,095,909, due 11/15/22-12/20/67)	14,799,910	0.8
17,381,026	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $17,385,397, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $17,733,200, due 10/15/22-08/15/52)	17,381,026	0.9
6,687,736	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $6,689,363, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,821,492, due 10/04/22-05/15/52)	6,687,736	0.4
12,560,894	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $12,564,074, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $12,815,401, due 11/01/22-08/20/72)	12,560,894	0.7
55,328,757	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $55,342,582, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $56,435,332, due 08/15/25-08/20/52)	55,328,757	3.0
30,726,026	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $30,733,703, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $31,341,308, due 10/15/24-02/15/51)	30,726,026	1.7

	Total Repurchase Agreements
	(Cost $190,202,903)		190,202,903	10.4

		Time Deposits: 3.3%
5,920,000	(5)	Barclays Bank PLC, 3.090%, 10/03/2022	5,920,000	0.3
4,890,000	(5)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	4,890,000	0.3
5,390,000	(5)	Credit Agricole, 3.060%, 10/03/2022	5,390,000	0.3
5,470,000	(5)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	5,470,000	0.3
5,470,000	(5)	Mizuho Bank Ltd., 3.070%, 10/03/2022	5,470,000	0.3
4,760,000	(5)	National Australia Bank Ltd., 3.050%, 10/03/2022	4,760,000	0.3
6,130,000	(5)	Royal Bank of Canada, 3.070%, 10/03/2022	6,130,000	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Time Deposits (continued)
6,140,000	(5)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	$6,140,000	0.3
4,910,000	(5)	Societe Generale, 3.060%, 10/03/2022	4,910,000	0.3
6,100,000	(5)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	6,100,000	0.3
5,940,000	(5)	Toronto-Dominion Bank, 3.060%, 10/03/2022	5,940,000	0.3

	Total Time Deposits
	(Cost $61,120,000)		61,120,000	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
30,444,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $30,444,000)	30,444,000	1.7

	Total Short-Term Investments
	(Cost $281,766,903)	281,766,903	15.4

	Total Investments in Securities (Cost $1,925,474,251)	$2,053,916,747	112.5
	Liabilities in Excess of Other Assets	(227,838,882)	(12.5)
	Net Assets	$1,826,077,865	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	17.1%
Industrials	14.6
Health Care	13.5
Consumer Staples	10.9
Consumer Discretionary	10.7
Information Technology	7.6%
Materials	7.3
Communication Services	4.7
Energy	4.7
Utilities	3.3
Real Estate	2.7
Short-Term Investments	15.4
Liabilities in Excess of Other Assets	(12.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$138,982,806	$-	$138,982,806
Austria	–	3,007,024	–	3,007,024
Belgium	–	14,585,069	–	14,585,069
China	322,558	8,745,519	–	9,068,077
Denmark	–	46,923,545	–	46,923,545
Finland	–	22,370,886	–	22,370,886
France	–	185,723,247	–	185,723,247
Germany	–	124,442,990	–	124,442,990
Hong Kong	270,458	48,139,725	–	48,410,183
Ireland	–	10,456,589	–	10,456,589
Israel	4,825,152	10,092,234	–	14,917,386
Italy	273,566	33,554,561	–	33,828,127
Japan	–	404,271,189	–	404,271,189
Luxembourg	–	2,055,622	–	2,055,622
Macau	–	2,750,654	–	2,750,654
Netherlands	1,847,245	107,579,403	–	109,426,648
New Zealand	–	4,097,150	–	4,097,150
Norway	–	14,011,000	–	14,011,000
Portugal	–	3,228,442	–	3,228,442
Russia	–	–	–	–
Singapore	3,453,655	24,684,434	–	28,138,089
Spain	–	42,706,080	–	42,706,080
Sweden	–	55,882,770	–	55,882,770
Switzerland	–	201,404,538	–	201,404,538
United Arab Emirates	–	–	–	–
United Kingdom	2,565,316	240,993,301	–	243,558,617
Total Common Stock	13,557,950	1,750,688,778	–	1,764,246,728
Preferred Stock	–	7,903,116	–	7,903,116
Short-Term Investments	30,444,000	251,322,903	–	281,766,903
Total Investments, at fair value	$44,001,950	$2,009,914,797	$-	$2,053,916,747
Liabilities Table
Other Financial Instruments+
Futures	$(4,499,737)	$–	$–	$(4,499,737)
Total Liabilities	$(4,499,737)	$–	$–	$(4,499,737)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	588	12/16/22	$48,821,640	$(4,499,737)
			$48,821,640	$(4,499,737)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Currency Abbreviations
EUR	-	EU Euro

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,986,374,016.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$304,594,560
Gross Unrealized Depreciation	(238,953,629)
Net Unrealized Appreciation	$65,640,931